Note 5 - Investments (Details Textual)	12 Months Ended
Dec. 31, 2018
Bottom of range [member]
Statement Line Items [Line Items]
Term deposits, interest rate	1.71%
Top of range [member]
Statement Line Items [Line Items]
Term deposits, interest rate	1.88%